Loan Number	Loan Id	Borrower Last Name	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio
136984003		XX	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure				CA	11/XX/2006	Purchase	Owner Occ	80	82.4	41.96
138205354		XX	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice				WA	6/XX/2006	Purchase	Owner Occ	80	90	37.84
153535162		XX	3	3	[3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $XX at closing.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Oral Agreements Notice on the Note [2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents [2] State - Missing Loan Brokerage Agreement				IA	11/XX/2006	Rate/Term Refi	Owner Occ	79.21	79.21	24.51
3010011447		XX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Lock In Agreement				NJ	7/XX/2006	Rate/Term Refi	Investment Property	55.95	55.95	54.56
3073193777		XX	2	1			2	[2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				NY	9/XX/2003	Cashout Refi	Owner Occ	79.41	79.41	62.71